Loan and Warrant (Details)		1 Months Ended	12 Months Ended
	Jan. 31, 2019 $ / shares shares	Jul. 19, 2016 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2020 $ / shares	Sep. 07, 2020
Loan and Warrant (Details) [Line Items]
Drawn on term loan facility			SFr 523,920
Debt instrument, maturity date		Jan. 02, 2020
Interest rate per annum						8.00%
Exercise price of warrants | $ / shares					$ 240.00
Secured term loan facility [Member]
Loan and Warrant (Details) [Line Items]
Term loan facility		SFr 20,000,000
Drawn on term loan facility		SFr 12,500,000
Interest rate per annum		9.55%
Receivables related, description			The loan was secured by a pledge of the shares of Auris Medical AG owned by the Company, all intercompany receivables owed to the Company by its Swiss subsidiaries and a security assignment of the Company’s bank accounts. On April 5, 2018 the Company entered into an agreement with Hercules whereby the terms of the Hercules Loan and Security Agreement were amended to eliminate the $5 million liquidity covenant in exchange for a repayment of $5 million principal amount outstanding under the Hercules Loan and Security Agreement. The loan was initially recognized at transaction value with deductions of the fair value of the warrant at transaction date and directly attributable transactions costs. Subsequent to initial recognition, the loan was measured at amortized cost using the effective interest method.
Number of common shares exercisable through warrants | shares	783
Exercise price of warrants | $ / shares	$ 788.00
Fair value revaluation gain related, description				the fair value of the warrant amounted to CHF 0.00. There was no revaluation gain or loss for the twelve months ended December, 2020 (2019: revaluation gain of CHF 3,804). Since its initial recognition as of July 19, 2016, the fair value decreased by CHF 408,180 resulting in a revaluation gain in the corresponding amount (fair value as of July 19, 2016: CHF 408,180).